Nature of Operations and Basis of Presentation (Narrative) (Details) (USD $)	12 Months Ended
Dec. 28, 2013
Cumulative Deficit	$ 47,422,847
Proceeds from (Payments for) Other Financing Activities	$ 2,119,146